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1933 Act Rule 497(e)
1933 Act File No. 033-09994
1940 Act File No. 811-04894

April 24, 2017

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Franklin Managed Trust (the “Registrant”) File Nos. 033-09994 and 811-04894

Ladies and Gentlemen:

Pursuant to Rule 497(e) under the Securities Act of 1933 (the “1933 Act”), as amended, submitted electronically via the EDGAR system, please find enclosed certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”). The XBRL exhibits reflect the risk/return summary disclosure that was included in the supplement dated April 3, 2017 to the currently effective prospectus relating to certain series of the Registrant, that was filed with the U.S. Securities and Exchange Commission via the EDGAR system on April 3, 2017 (Accession No. 0001535538-17-000027) pursuant to Rule 497(e) under the 1933 Act.

If you have any questions regarding this filing, please contact me at the above-referenced telephone number.

Very truly yours,

/s/ Amy C. Fitzsimmons
Amy C. Fitzsimmons